Financial Instruments	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
19. Financial Instruments

Fair value measurements

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents and restricted cash – The fair value of the cash and cash equivalents and restricted cash approximates its carrying amounts reported in the consolidated and combined carve-out balance sheets.

Amounts due from (to) owners and affiliates – The fair value of the non-interest bearing receivables or payables approximates their carrying amounts reported in the consolidated and combined carve-out balance sheets since the receivables or payables are to be settled consistent with trade receivables and payables.

Derivative financial instruments – The fair values of the interest rates swaps are estimated based on the present value of cash flows over the term of the instruments based on the relevant LIBOR interest rate curves, adjusted for the subsidiary’s credit worthiness given the level of collateral provided and the credit worthiness of the counterparty to the derivative.

Advances (shareholder loans) to joint ventures – The fair values of the fixed rate subordinated shareholder loans are estimated using discounted cash flow analyses based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the joint ventures.

Demand note due from owner– The fair value of the fixed rate demand note approximates the carrying amount of the receivable and accrued interest reported in the consolidated and combined carve-out balance sheets since the amount is payable on demand. Refer to note 18.

Loans and promissory notes due to owners and affiliates – The fair values of the variable rate and the fixed rate loans and promissory notes approximates their carrying amounts of the accrued commitment fees reported in the consolidated and combined carve-out balance sheets since the amounts are to be settled in the following month. Refer to note 18.

Lampung and Gallant facilities – The fair values of the variable rate debt are estimated based on the present value of cash flows over the term of the instruments based on the estimated currently available margins and LIBOR interest rates as of the balance sheet date for debt with similar terms and remaining maturities and the current credit worthiness of the Partnership.

Seller’s credit note – The fair value of the fixed rate debt is estimated using discounted cash flow analyses based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Partnership.

The fair value estimates are categorized by a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1: Observable inputs such as quoted prices in active markets;
Level 2: Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and
Level 3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the financial instruments that are not accounted for at a fair value on a recurring basis. Trade payables and receivables for which the estimated fair values are equivalent to carrying values are not specified below.

		As of		As of
		December 31, 2015		December 31, 2014
		Carrying	Fair	Carrying	Fair
		amount	value	amount	value
		Asset	Asset	Asset	Asset
(in thousands of U.S. dollars)	Level	(Liability)	(Liability)	(Liability)	(Liability)
Recurring:
Cash and cash equivalents	1	$32,868	32,868	30,477	$30,477
Restricted cash	1	25,828	25,828	37,119	37,119
Amounts due from affiliate	2	4,239	4,239	—	—
Derivative financial instruments	2	(10,767)	(10,767)	(9,220)	(9,220)
Other:
Advances (shareholder loans) to joint ventures	2	13,991	14,329	18,952	19,629
Demand note due from owner	2	—	—	143,241	143,241
Current amounts due to owners and affiliates	2	(10,604)	(10,604)	(6,019)	(6,019)
Loans and promissory notes due to owners and affiliates	2	(287)	(287)	(467)	(467)
Lampung facility	2	(181,527)	(202,017)	(198,203)	(214,363)
Gallant facility	2	(181,316)	(181,364)	—	—
Seller’s credit note	2	$(47,000)	(47,000)	—	$—

Financing Receivables

The following table contains a summary of the loan receivables by type of borrower and the method by which the credit quality is monitored on a quarterly basis:

			As of
Class of Financing Receivables			December 31,
(in thousands of U.S. dollars)	Credit Quality Indicator	Grade	2015	2014
Trade receivables	Payment activity	Performing	$8,200	$6,189
Amounts due from affiliate	Payment activity	Performing	4,239	—
Advances/shareholder loans to joint ventures	Payment activity	Performing	13,991	18,952
Demand note due from owner	Payment activity	Settled	$—	$143,241

The Partnership is indemnified for approximately $6.2 million of the trade receivable balance as of December 31, 2015 and 2014. Refer to note 18. The shareholder loans to joint ventures are classified as advances to joint ventures in the consolidated and combined carve-out balance sheet. Refer to note 14.